Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by Generally Accepted Accounting Principles for complete financial statements. The accompanying unaudited condensed consolidated financial statements reflect all adjustments that, in the opinion of management, are considered necessary for a fair presentation of the financial position, results of operations, and cash flows for the periods presented. The results of operations for such periods are not necessarily indicative of the results expected for the full year or for any future period. The December 31, 2010 condensed consolidated balance sheet was derived from our audited financial statements at that date.  The accompanying financial statements should be read in conjunction with the audited consolidated financial statements of Findex.com, Inc. included in our Form 10-K for the year ended December 31, 2010.

DISCONTINUED OPERATIONS

During the second quarter of 2011, we entered into a Software Product Line Purchase Agreement to sell the QuickVerse product line to WORDsearch Corp., L.L.C.  As a result, we have classified this asset as discontinued operations at June 30, 2011.  See Note 10.

INTANGIBLE ASSETS

In accordance with Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 350-30, General Intangibles Other Than Goodwill, intangible assets with an indefinite useful life are not amortized. Intangible assets with a finite useful life are amortized on the straight-line method over the estimated useful lives, generally three to ten years. All intangible assets are tested for impairment annually during the fourth quarter.

Software Development Costs

In accordance with ASC 985-20-25, Costs of Software to Be Sold, Leased, or Marketed, software development costs are expensed as incurred until technological feasibility and marketability has been established, generally with release of a beta version for customer testing. Once the point of technological feasibility and marketability is reached, direct production costs (including labor directly associated with the development projects), indirect costs (including allocated fringe benefits, payroll taxes, facilities costs, and management supervision), and other direct costs (including costs of outside consultants, purchased software to be included in the software product being developed, travel expenses, material and supplies, and other direct costs) are capitalized until the product is available for general release to customers. We amortize capitalized costs on a product-by-product basis. Amortization for each period is the greater of the amount computed using (i) the straight-line basis over the estimated product life (generally from 12 to 18 months, but up to 60 months), or (ii) the ratio of current revenues to total projected product revenues. Total cumulative capitalized software development costs were $304,466, less accumulated amortization of $304,466 at June 30, 2011, included in Other assets from discontinued operations.

Capitalized software development costs are stated at the lower of amortized costs or net realizable value. Recoverability of these capitalized costs is determined at each balance sheet date by comparing the forecasted future revenues from the related products, based on management’s best estimates using appropriate assumptions and projections at the time, to the carrying amount of the capitalized software development costs. If the carrying value is determined not to be recoverable from future revenues, an impairment loss is recognized equal to the amount by which the carrying amount exceeds the future revenues. As a result of the decision to sell the QuickVerse product line, we have written down capitalized software development costs associated with the discontinued operations and have recorded an impairment expense of $198,738 at June 30, 2011.

ASC 730, Research and Development, established accounting and reporting standards for research and development. In accordance with ASC 730-10, costs we incur to enhance our existing products after general release to the public (bug fixes) are expensed in the period they are incurred and included in research and development costs. Research and development costs incurred prior to determination of technological feasibility and marketability and after general release to the public and charged to expense were $103,621 and $95,900 for the six months ended June 30, 2011 and 2010, respectively, included in general and administrative expenses of discontinued operations.

We capitalize costs related to the development of computer software developed or obtained for internal use in accordance with the ASC 350-40, Internal-Use Software. Software obtained for internal use has generally been enterprise level business and finance software that we customize to meet our specific operational needs. We have not sold, leased, or licensed software developed for internal use to our customers and have no intention of doing so in the future.

We capitalize costs related to the development and maintenance of our website in accordance with ASC 350-50, Website Development Costs. Accordingly, costs expensed as incurred are as follows:

?	planning the website,
?	developing the applications and infrastructure until technological feasibility is established,
?	developing graphics such as borders, background and text colors, fonts, frames, and buttons, and
?	operating the site such as training, administration and maintenance.

Capitalized costs include those incurred to:

?	obtain and register an Internet domain name,
?	develop or acquire software tools necessary for the development work,
?	develop or acquire software necessary for general website operations,
?	develop or acquire code for web applications,
?	develop or acquire (and customize) database software and software to integrate applications such as corporate databases and accounting systems into web applications,
?	develop HTML web pages or templates,
?	install developed applications on the web server,
?	create initial hypertext links to other websites or other locations within the website, and
?	test the website applications.

We amortize website development costs on a straight-line basis over the estimated life of the site, generally 36 months. Total cumulative website development costs, included in Other assets from continuing and discontinued operations on our condensed consolidated balance sheets, were $118,829, less accumulated amortization of $95,638 at June 30, 2011. As a result of the decision to sell the QuickVerse product line, we have written down capitalized website development costs associated with the discontinued operations and have recorded an impairment expense of $8,179 at June 30, 2011.

Earnings Per Share

We follow the guidance of ASC 260, Earnings Per Share, to calculate and report basic and diluted earnings per share (“EPS”). Basic EPS is computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted EPS is computed by giving effect to all dilutive potential shares of common stock that were outstanding during the period. For us, dilutive potential shares of common stock consist of the incremental shares of common stock issuable upon the exercise of stock options and warrants for all periods, convertible notes payable and the incremental shares of common stock issuable upon the conversion of convertible preferred stock.

When discontinued operations, extraordinary items, and/or the cumulative effect of an accounting change are present, income before any of such items on a per share basis represents the “control number” in determining whether potential shares of common stock are dilutive or anti-dilutive. Thus, the same number of potential shares of common stock used in computing diluted EPS for income from continuing operations is used in calculating all other reported diluted EPS amounts. In the case of a net loss, it is assumed that no incremental shares would be issued because they would be anti-dilutive. In addition, certain options and warrants are considered anti-dilutive because the exercise prices were above the average market price during the period. Anti-dilutive shares are not included in the computation of diluted EPS, in accordance with ASC 260-10-45-17.

The following table shows the amounts used in computing earnings per common share and the average number of shares of dilutive potential common stock:

For the Three Months Ended June 30,	2011	2010

Net loss from continuing operations	($24,191)	($226,836)
Preferred stock dividends	---	---
Net loss available to common shareholders	($24,191)	($226,836)

Net income (loss) from discontinued operations	($4,942)	$75,203
Preferred stock dividends	---	---
Net income (loss) available to common shareholders	($4,942)	$75,203

Basic weighted average shares outstanding	68,770,657	59,572,725
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	68,770,657	59,572,725

For the Six Months Ended June 30,	2011	2010

Net loss from continuing operations	($281,552)	($591,836)
Preferred stock dividends	---	---
Net loss available to common shareholders	($281,552)	($591,836)

Net income from discontinued operations	$122,225	$274,613
Preferred stock dividends	---	---
Net income available to common shareholders	$122,225	$274,613

Basic weighted average shares outstanding	68,063,832	59,572,725
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	68,063,832	59,572,725

Going Concern Note

NOTE 2 – GOING CONCERN

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States applicable to a going concern. As of June 30, 2011, we had a net loss of $159,327, and negative working capital of $1,408,029, and an accumulated deficit of $9,353,284 and $9,193,959 as of June 30, 2011 and December 31, 2010, respectively. Although these factors raise substantial doubt as to our ability to continue as a going concern through December 31, 2011, we are taking several actions intended to mitigate against this risk. These actions include pursuing the sale of product lines and pursuing mergers and acquisitions that are intended to potentially provide profitable operations and positive operating cash flow over the near- or long-term. See Notes 10 and 11.